Accounts Receivable-Third Parties - aging analysis based on the relevant invoice dates (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 57,978	$ 46,743
Not later than 3 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	53,601	42,434
Between 3 months to 6 months
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	3,191	3,118
Between 6 months to 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	6	23
Later than 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 1,180	$ 1,168